Note 12 - Sale of Subsidiary (Tables)	12 Months Ended
Jan. 31, 2018
Statement Line Items [Line Items]
Disclosure of discontinued operations [text block]
For the year ended January 31	201 8	2017	2016

Exploration and evaluation costs	$-	$-	$(12,263)
Foreign exchange gain (loss)	-	15,916	133,041
Gain on sale of subsidiary	-	261,360	-

Net income for the year from discontinued operations	$-	$277,276	$120,778
For the year ended January 31	201 8	2017	2016

Net income (loss) for the year from discontinued operations, net of tax	$-	$277,276	$120,778
Foreign exchange gain (loss)	-	(15,916)	(133,041)
Gain on sale of subsidiary	-	(261,360)	-
Accounts payable and accrued liabilities	-	-	50,870

Operating cash flows from discontinued operations	$-	$-	$38,607